SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	12 Months Ended
Feb. 29, 2016
Test and research and development equipment | Minimum
Property and equipment
Useful lives	4 years
Test and research and development equipment | Maximum
Property and equipment
Useful lives	5 years
Computer hardware
Property and equipment
Useful lives	2 years
Production fixtures
Property and equipment
Useful lives	3 years
Leasehold improvements
Property and equipment
Useful lives	5 years
Furniture and fixtures
Property and equipment
Useful lives	5 years
Communication equipment
Property and equipment
Useful lives	3 years
Other | Minimum
Property and equipment
Useful lives	3 years
Other | Maximum
Property and equipment
Useful lives	5 years